LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES:
Lease, Cost [Table Text Block]

	December 31,
	2020	2019
Operating lease cost	$175,181	$144,372
Finance lease cost
Amortization of right-of use assets	—	8,380
Interest on lease liabilities	—	8,707
Short-term lease cost	48,068	40,145
Variable lease cost	401,450	318,713
Total lease cost	$624,699	$520,317

Schedule Of Operating Lease Assets And Liabilities [Table Text Block]

	December 31,
	2020	2019
Assets
Operating lease right of use assets	$236,123	$391,651
Total lease assets	$236,123	$391,651
Liabilities
Current liabilities:
Operating lease liability – current portion	$217,313	$139,477
Finance lease liability – current portion	—	—
Noncurrent liabilities:
Operating lease liability, net of current portion	20,475	234,228
Finance lease liability, net of current portion	—	—
Total lease cost	$237,788	$373,705

Schedule Of Operating Lease Cash Flow Information [Table Text Block]

	December 31,
	2020	2019
Operating cash flows from operating leases	$157,435	$156,590
Operating cash flows from financing leases	—	8,707
Financing cash flows from finance leases	—	21,041
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	—	569,647
Supplemental non-cash amounts of finance lease liabilities arising from obtaining right of use assets	—	21,041

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company's operating and finance leases as of the year ended:

	December 31,
	2020	2019
Weighted average remaining lease term (in years) – operating leases	1.35	2.27
Weighted average remaining lease term (in years) – finance leases	—	—
Weighted average discount rate – operating leases	6.30%	6.30%
Weighted average discount rate – finance leases	—%	—%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

As of
December 31,
2020
2021	$247,805
2022	21,456
2023	—
2024	—
2025	—
Thereafter	—
Total undiscounted lease payments	269,261
Less imputed interest	(31,473)
Total net lease liabilities	$237,788